Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net income	$ 302,824	$ 6,106,813	$ 7,615,270
Items that will not be reclassified to income:
Remeasurement of post-employment benefit obligations	(344,313)	(247,092)	(97,086)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)
Warrants issued by UHI, net of hedge	(21,899,164)	257,306	(1,347,698)
Open Ended Fund, net of hedge	(904,423)	(351,202)	215,957
Other equity instruments	(353,496)	(794,624)	603,766
Items that may be subsequently reclassified to income:
Exchange differences on translating foreign operations	133,522	(98,422)	(859,032)
Cash flow hedges	(1,370,145)	(1,521,912)	174,532
Other financial assets		111	(111)
Share of other comprehensive loss of associates and joint ventures	(61,033)	(236,159)	(47,313)
Other comprehensive loss before income taxes	(24,799,052)	(2,995,439)	(1,356,985)
Income tax benefit	7,936,914	704,164	336,102
Other comprehensive loss	(16,862,138)	(2,291,275)	(1,020,883)
Total comprehensive (loss) income	(16,559,314)	3,815,538	6,594,387
Total comprehensive (loss) income attributable to:
Stockholders of the Company	(18,127,641)	2,356,623	5,009,822
Non-controlling interests	1,568,327	1,458,915	1,584,565
Total comprehensive (loss) income	$ (16,559,314)	$ 3,815,538	$ 6,594,387